Fees paid to Auditors (Tables)	12 Months Ended
Dec. 31, 2018
Auditor's remuneration [abstract]
The disclosure of detailed information about fees paid to auditors [Text Block]
Amounts in US$ '000	2018	2017	2016
Audit fees	797	726	487
Audit related fees	-	137	-
Tax services fees	209	212	134
Non-audit services fees	-	39	-
Fees paid to auditors	1,006	1,114	621